UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
					   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Jacobs and Company
Address: 595 Market Street
	   Suite 1140
         San Francisco, CA 94105

13F File Number: 28-6710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correctly and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  Matt Jacobson
Title: Partner
Phone: 415-777-1617
Signature, place, and date of signing:

	Matt Jacobson  San Francisco, CA    January 15, 2007

Report type (check only one):

[X]	13F Holding Report
[ ] 	13F Notice
[ ] 	13F Combination Report

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of other included managers:    none

Form 13F information table entry total: 90

Form 13F information table value total: $185,079,000

                                                 Form 13F Information T
                                                 Value         Shares  SH/ InvstOther  Voting  Authority
Name of Issuer          Title of Class  CUSIP       (x$1,000)    Prn Amt  PRN DscreManager  (a)Sole (b) (c) None


3M                             COM      604059 10 5    3,397       43,600 SH   SOLE              0   0   43,600
Abbott Labs                    COM      002824 10 0    2,852       58,567 SH   SOLE              0   0   58,567
Adobe Sys Inc	             COM      00724F 10 1      985       23,975 SH   SOLE              0   0   23,975
Amgen Inc.                     COM      031162 10 0    2,653       38,842 SH   SOLE              0   0   38,842
Anheuser Busch Cos Inc         COM      035229 10 3    3,355       68,202 SH   SOLE              0   0   68,202
AT&T Corp                  COM NEW      00206R 10 2    2,967	 83,004 SH   SOLE              0   0   83,004
Auto Data Processing In        COM      053015 10 3    2,730       55,445 SH   SOLE              0   0   55,445
Bank of America Corporation    COM      060505 10 4    1,906       35,713 SH   SOLE              0   0   35,713
Baxter Intl Inc                COM      071813 10 9    3,449       74,355 SH   SOLE              0   0   74,355
Becton Dickinson & Co          COM      075887 10 9    2,680	 38,217 SH   SOLE              0   0   38,217
BellSouth Corp                 COM      079860 10 2    1,494       31,724 SH   SOLE              0   0   31,724
Berkshire Hathaway Inc Del    CL B      084670 20 7      579          158 SH   SOLE              0   0      158
Boeing Co                      COM      097023 10 5    2,983       33,579 SH   SOLE              0   0   33,579
BP PLC               SPONSORED ADR      110889 40 9    4,143       61,754 SH   SOLE              0   0   61,754
Cadbury Schweppes PLC          ADR      127209 30 2    2,489       57,988 SH   SOLE              0   0   57,988
CBS Corp.                      COM      124857 20 2      442       14,200 SH   SOLE              0   0   14,200
Chevron Corp New               COM      166764 10 0    4,563       62,059 SH   SOLE              0   0   62,059
Cisco Sys Inc                  COM      17275R 10 2    3,991      146,047 SH   SOLE              0   0  146,047
Citigroup Inc                  COM      172967 10 1    1,752       31,460 SH   SOLE              0   0   31,460
Citizens Communications Co     COM      17453B 10 1      486       33,825 SH   SOLE              0   0   33,825
Coca Cola Co                   COM      191216 10 0    2,295       47,584 SH   SOLE              0   0   47,584
ConocoPhillips                 COM      20825C 10 4    1,963       27,295 SH   SOLE              0   0   27,295
Corning Inc                    COM      219350 10 5    1,500       80,184 SH   SOLE              0   0   80,184
Costco Whsl Corp New           COM      22160Q 10 2    2,404       45,474 SH   SOLE              0   0   45,474
Disney Walt Co.                COM      254687 10 6    2,293       66,926 SH   SOLE              0   0   66,926
Dow Jones & Co Inc             COM      260561 10 5      411       10,838 SH   SOLE              0   0   10,838
EMC Corp Mass                  COM      268648 10 2      897       68,010 SH   SOLE              0   0   68,010
Ebay Inc                       COM      278642 10 3    1,213       40,350 SH   SOLE              0   0   40,350
Electronic Arts Inc            COM      285512 10 9      929       18,465 SH   SOLE              0   0   18,465
Emerson Elec Co                COM      291011 10 4    1,802       40,891 SH   SOLE              0   0   40,891
Exxon Mobil Corp               COM      30231G 10 2    3,828       49,957 SH   SOLE              0   0   49,957
Fifth Third Bancorp            COM      316773 10 0      559       13,675 SH   SOLE              0   0   13,675
First Data Corp                COM      319963 10 4    1,329       52,106 SH   SOLE              0   0   52,106
Gannett Inc                    COM      364730 10 1    2,819       46,628 SH   SOLE              0   0   46,628
Genentech Inc New              COM      368710 40 6    1,332       16,420 SH   SOLE              0   0   16,420
General Electric Co            COM      369604 10 3    4,415      118,653 SH   SOLE              0   0  118,653
General Mills Inc.             COM      370334 10 4    1,436       24,932 SH   SOLE              0   0   24,932
Getty Images Inc.	             COM      374276 10 3      385        9,000 SH   SOLE              0   0    9,000
Google Inc.                  CL  A      38259P 50 8    1,277        2,774 SH   SOLE              0   0    2,774
Hain Celestial Group Inc       COM      405217 10 0      521       16,700 SH   SOLE              0   0   16,700
Hewlett-Packard Co             COM      428236 10 3    4,313      104,709 SH   SOLE              0   0  104,709
Home Depot Inc                 COM      437076 10 2    2,928       72,916 SH   SOLE              0   0   72,916
Hubbell Inc                  CL  A      443510 10 2    1,131       25,425 SH   SOLE              0   0   25,425
Hubbell Inc                  CL  B      443510 20 1      460       10,186 SH   SOLE              0   0   10,186
Hutton Tele Trust              COM      447900 10 1       67       24,000 SH   SOLE              0   0   24,000
Icoa Inc.                      COM      449292 20 0        0       50,000 SH   SOLE              0   0   50,000
Intel Corp                     COM      458140 10 0    4,553      224,879 SH   SOLE              0   0  224,879
Intl Business Machs            COM      459200 10 1    6,283       64,676 SH   SOLE              0   0   64,676
Intl Game Technolog            COM      459902 10 2    1,367       29,600 SH   SOLE              0   0   29,600
Jacobson Stores                COM      469834 10 5        0       69,255 SH   SOLE              0   0   69,255
Johnson & Johnson              COM      478160 10 4    4,755       72,032 SH   SOLE              0   0   72,032
Kansas City Life Ins Co        COM      484836 10 1      210        4,200 SH   SOLE              0   0    4,200
Lee Enterprises Inc            COM      523768 10 9      521       16,801 SH   SOLE              0   0   16,801
Liberty Media Capital          COM      53071M 30 2      468        4,782 SH   SOLE              0   0    4,782
Liberty Media Interactive      COM      53071M 10 4      512       23,778 SH   SOLE              0   0   23,778
Lilly Eli & Co.                COM      532457 10 8    2,782       53,409 SH   SOLE              0   0   53,409
Masco Corp                     COM      574599 10 6    1,927       64,535 SH   SOLE              0   0   64,535
Mc Cormick & Co Inc    COM NON VTG      579780 20 6    2,778       72,068 SH   SOLE              0   0   72,068
McClatchy Co                  CL A      579489 10 5      760       17,575 SH   SOLE              0   0   17,575
Medtronic Inc                  COM      585055 10 6      808       15,106 SH   SOLE              0   0   15,106
Merck & Co Inc                 COM      589331 10 7    1,008       23,140 SH   SOLE              0   0   23,140
Microsoft Corp                 COM      594918 10 4    3,445      115,381 SH   SOLE              0   0  115,381
Motorola Inc                   COM      620076 10 9    2,025       98,497 SH   SOLE              0   0   98,497
New York Times Co             CL A      650111 10 7      887       36,442 SH   SOLE              0   0   36,442
Nike Inc.                     CL B      654106 10 3    1,039       10,495 SH   SOLE              0   0   10,495
Oracle Corp		             COM      68389X 10 5      803       46,906 SH   SOLE              0   0   46,906
Pentair Inc.                   COM      709631 10 5    1,699       54,110 SH   SOLE              0   0   54,110
Pepsico Inc                    COM      713448 10 8    4,710       75,308 SH   SOLE              0   0   75,308
Pfizer Inc                     COM      717081 10 3    5,558      214,608 SH   SOLE              0   0  214,608
Procter & Gamble Co            COM      742718 10 9    4,521       70,358 SH   SOLE              0   0   70,358
Royal Dutch Shell PLC  SPONS ADR A      780259 20 6      532        7,517 SH   SOLE              0   0    7,517
Schlumberger Ltd               COM      806857 10 8    4,247       67,246 SH   SOLE              0   0   67,246
Snap On Inc                    COM      833034 10 1    1,225       25,715 SH   SOLE              0   0   25,715
Sysco Corp                     COM      871829 10 7    2,578       70,133 SH   SOLE              0   0   70,133
Target Corp                    COM      87612e 10 6    3,535       61,971 SH   SOLE              0   0   61,971
Time Warner Inc                COM      887317 10 5    2,629      120,749 SH   SOLE              0   0  120,749
U S T Inc                      COM      902911 10 6      910       15,650 SH   SOLE              0   0   15,650
Union Pac Corp                 COM      907818 10 8      881        9,575 SH   SOLE              0   0    9,575
United Parcel Service Inc      COM      911312 10 6    3,101       41,370 SH 	 SOLE              0   0   41,370
Verizon Communications         COM      92343v 10 4    2,550       68,495 SH   SOLE              0   0   68,495
Viacom Inc                    CL B      925524 30 8      750       18,300 SH   SOLE              0   0   18,300
Vodafone Group PLC   SPONSORED ADR      92857W 10 0    1,787       64,352 SH   SOLE              0   0   64,352
Wal Mart Stores Inc            COM      931142 10 3    1,613       34,938 SH   SOLE              0   0   34,938
Walgreen Co.                   COM      931422 10 9    1,953       42,575 SH   SOLE              0   0   42,575
Watts Water Tech Inc.         CL A      942749 10 2    1,324       32,225 SH   SOLE              0   0   32,225
Wells Fargo & Co New           COM      949746 10 1    1,666       46,866 SH   SOLE              0   0   46,866
Western Union Company          COM      959802 10 9    1,174       52,406 SH   SOLE              0   0   52,406
Wyeth                          COM	    983024 10 0    4,155       81,611 SH   SOLE              0   0   81,611
Yahoo Inc                      COM      984332 10 6    1,280       50,145 SH   SOLE              0   0   50,145
Zimmer Hldgs Inc               COM      98956P 10 2    1,367       17,450 SH   SOLE              0   0   17,450
